TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Trade Payables And Accrued Liabilities
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	June 30, 2022	December 31, 2021
Trade accounts payable	$573,608	$362,890
Accrued liabilities	526,842	402,540
Government grant payable	33,709	33,709
	$1,134,159	$799,139